Other Receivables and Prepayments	12 Months Ended
Mar. 31, 2022
Other Receivables And Prepayments Abstract
Other receivables and prepayments
7	Other receivables and prepayments

Other receivables and prepayments consist of the following:

	2022	2021
	US$	US$
		(Restated)
Advance to service providers	47,613	8,005
Deposits for leases due within one operating period	-	534
The buyer of convertible notes	-	5,419,972
Prepaid tax	69,321	61,211
Prepaid insurance	262,682	-
Others	205,517	88,684
	585,133	5,578,406
Allowance for doubtful accounts	(67,774)	(65,558)
	517,359	5,512,848

Movements of allowance for doubtful accounts as followings:

	2022	2021
	US$	US$
		(Restated)
As of April 1	65,558	62,577
Exchange realignments	2,216	2,981
As of March 31	67,774	65,558